Borrowings and financing (Details Narrative) ¥ in Thousands, R$ in Thousands, $ in Thousands				12 Months Ended
	Feb. 10, 2025	Sep. 10, 2024 BRL (R$)	Mar. 05, 2024 BRL (R$)	Dec. 31, 2024 USD ($) Number	Jun. 04, 2025 BRL (R$)	May 10, 2025 BRL (R$)	Feb. 17, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2024 JPY (¥) Number	Dec. 31, 2023 Number
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional value				$ 303,977					¥ 36,787,581
Interest rate				CDI - 0.36% p.a
FINEP [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings								R$ 4,065
31th issue debentures [member]
IfrsStatementLineItems [Line Items]
Funds raised from unsecured debentures			R$ 2,940,500
Debenture aggregate amount			198,000
Funds raised from unsecured debentures			R$ 2,940,478
12th issue debentures [member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings					R$ 49,704,900
Principal of borrowings					49,287,500
Interest of borrowings					R$ 417,400
23rd issue debentures [member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings						R$ 519,439,900
Principal of borrowings						491,755,000
Interest of borrowings						R$ 27,684,900
32th issue debentures [member]
IfrsStatementLineItems [Line Items]
Debenture aggregate amount		R$ 203,000
32th issue debentures [member] | Single Series [Member]
IfrsStatementLineItems [Line Items]
Funds raised from unsecured debentures		R$ 2,500,000
Interest rate, description		CDI + 0.30% p.a.
IDB Invest 2020 [Member]
IfrsStatementLineItems [Line Items]
Partial amortization amount							R$ 492,119
Partial principal amount							459,740
Partial interest amount							R$ 32,379
Interest rate, description	Additionally, as of February 10, 2025, the spread of the medium-term tranche was renegotiated from DI + 1.90% to DI + 0.90% and became effective on February 18, 2025.
Currency U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Number				6.1923				6.1923	6.1923	4.8413
Currency J P Y [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Number				0.03947				0.03947	0.03947	0.03422